UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

SHORT-TERM BOND FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income, preservation of capital and liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Short-Term Bond Fund for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Western Asset Short-Term Bond Fund

Performance review

For the six months ended June 30, 2023, Class A shares of Western Asset Short-Term Bond Fund, excluding sales charges, returned 1.38%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Government/Credit 1-3 Year Indexi, returned 1.13% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Short-Term Bond Fund:
Class A	1.38%
Class C	1.27%
Class C1[1]	1.22%
Class R	1.46%
Class I	1.52%
Class IS	1.53%
Bloomberg U.S. Government/Credit 1-3 Year Index	1.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including return of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2023 for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 4.54%, 3.83%, 4.30%, 4.24%, 4.93% and 4.95%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class R, Class I and Class IS shares would have been 4.51%, 4.03%, 4.82% and 4.93%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R, Class I and Class IS shares were 0.73%, 1.49%, 1.02%, 1.31%, 0.54% and 0.42%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Short-Term Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.70% for Class A shares, 1.55% for Class C shares, 1.05% for Class C1 shares, 1.10% for Class R shares, 0.42% for Class I shares and 0.40% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: Investments in bonds are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Asset-backed, mortgage-backed and mortgage related securities are subject to prepayment and extension risks. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to

IV	Western Asset Short-Term Bond Fund

sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg U.S. Government/Credit 1-3 Year Index includes all medium and larger issues of U.S. government, investment-grade corporate and investment-grade international dollar-denominated bonds that have maturities of between one and three years and are publicly issued.

Western Asset Short-Term Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2023 and December 31, 2022 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.38%	$1,000.00	$1,013.80	0.70%	$3.50	Class A	5.00%	$1,000.00	$1,021.32	0.70%	$3.51
Class C	1.27	1,000.00	1,012.70	1.48	7.39	Class C	5.00	1,000.00	1,017.46	1.48	7.40
Class C1	1.22	1,000.00	1,012.20	1.02	5.09	Class C1	5.00	1,000.00	1,019.74	1.02	5.11
Class R	1.46	1,000.00	1,014.60	1.10	5.49	Class R	5.00	1,000.00	1,019.34	1.10	5.51
Class I	1.52	1,000.00	1,015.20	0.42	2.10	Class I	5.00	1,000.00	1,022.71	0.42	2.11
Class IS	1.53	1,000.00	1,015.30	0.40	2.00	Class IS	5.00	1,000.00	1,022.81	0.40	2.01

2	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

[1]	For the six months ended June 30, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 47.9%
Communication Services — 5.7%
Diversified Telecommunication Services — 2.1%
AT&T Inc., Senior Notes	0.900%	3/25/24	$4,110,000	$3,970,785
AT&T Inc., Senior Notes	1.700%	3/25/26	1,200,000	1,094,220
NTT Finance Corp., Senior Notes	0.583%	3/1/24	2,760,000	2,667,180	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	1,560,000	1,505,974
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	2,070,000	2,000,365
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	1,250,000	1,133,931
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	3,430,000	3,331,870
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	762,000	734,959
Total Diversified Telecommunication Services				16,439,284
Entertainment — 0.5%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	2,300,000	2,219,661
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	350,000	350,369
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	1,540,000	1,437,076
Total Entertainment				4,007,106
Interactive Media & Services — 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	370,000	338,815
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	2,700,000	2,517,129	(a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.500%	2/1/24	1,330,000	1,318,527
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	5,390,000	5,287,304
Comcast Corp., Senior Notes	3.950%	10/15/25	2,810,000	2,739,901
Comcast Corp., Senior Notes	3.150%	3/1/26	70,000	67,074
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	218,970
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	80,405	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	2,610,000	2,584,372
Total Media				14,813,682
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,200,000	971,263	(a)
Sprint LLC, Senior Notes	7.125%	6/15/24	1,940,000	1,959,096
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	1,480,000	1,423,691
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	4,320,000	3,973,343

See Notes to Financial Statements.

4	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	$900,000	$875,134
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	70,000	63,277
Total Wireless Telecommunication Services				9,265,804
Total Communication Services				44,864,691
Consumer Discretionary — 4.5%
Automobiles — 2.5%
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	2,530,000	2,453,264
BMW US Capital LLC, Senior Notes	0.800%	4/1/24	1,460,000	1,408,325	(a)
Daimler Finance North America LLC, Senior Notes	0.750%	3/1/24	1,590,000	1,538,741	(a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	902,880
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	1,150,000	1,086,074
General Motors Financial Co. Inc., Senior Notes	3.950%	4/13/24	1,070,000	1,053,546
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	2,820,000	2,657,868
Hyundai Capital America, Senior Notes	1.250%	9/18/23	2,150,000	2,129,733	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	2,940,000	2,919,426	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	3,860,000	3,726,873
Total Automobiles				19,876,730
Broadline Retail — 0.5%
Amazon.com Inc., Senior Notes	0.450%	5/12/24	1,980,000	1,898,822
Amazon.com Inc., Senior Notes	3.000%	4/13/25	770,000	743,148
Amazon.com Inc., Senior Notes	0.800%	6/3/25	650,000	600,629
Amazon.com Inc., Senior Notes	3.300%	4/13/27	590,000	562,289
Total Broadline Retail				3,804,888
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	210,000	203,530
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,570,000	2,416,442
Marriott International Inc., Senior Notes	3.600%	4/15/24	1,230,000	1,209,610
McDonald’s Corp., Senior Notes	3.300%	7/1/25	440,000	424,349
McDonald’s Corp., Senior Notes	1.450%	9/1/25	1,240,000	1,145,529
McDonald’s Corp., Senior Notes	3.700%	1/30/26	660,000	638,291
McDonald’s Corp., Senior Notes	3.500%	3/1/27	230,000	219,534
Sands China Ltd., Senior Notes	2.800%	3/8/27	420,000	364,847
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000	166,858
Total Hotels, Restaurants & Leisure				6,788,990
Household Durables — 0.1%
DR Horton Inc., Senior Notes	2.500%	10/15/24	880,000	841,851

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.700%	4/15/25	$870,000	$834,853
Home Depot Inc., Senior Notes	2.500%	4/15/27	770,000	714,657
Home Depot Inc., Senior Notes	2.875%	4/15/27	290,000	272,690
Lowe’s Cos. Inc., Senior Notes	4.000%	4/15/25	1,460,000	1,422,187
Total Specialty Retail				3,244,387
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	730,000	698,452
Total Consumer Discretionary				35,255,298
Consumer Staples — 1.8%
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	4,030,000	3,904,754
Consumer Staples Distribution & Retail — 0.2%
Target Corp., Senior Notes	2.250%	4/15/25	800,000	762,261
Walmart Inc., Senior Notes	1.050%	9/17/26	660,000	589,576
Total Consumer Staples Distribution & Retail				1,351,837
Food Products — 0.0%††
Mondelez International Inc., Senior Notes	1.500%	5/4/25	230,000	214,461
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	30,000	28,262
Personal Care Products — 0.3%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,040,000	994,166
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	645,187	(a)
Kenvue Inc., Senior Notes	5.050%	3/22/28	890,000	897,764	(a)
Total Personal Care Products				2,537,117
Tobacco — 0.8%
Altria Group Inc., Senior Notes	2.350%	5/6/25	2,890,000	2,721,003
Altria Group Inc., Senior Notes	4.400%	2/14/26	800,000	783,194
Cargill Inc., Senior Notes	1.375%	7/23/23	150,000	149,704	(a)
Philip Morris International Inc., Senior Notes	2.875%	5/1/24	230,000	225,262
Reynolds American Inc., Senior Notes	4.850%	9/15/23	2,290,000	2,284,165
Total Tobacco				6,163,328
Total Consumer Staples				14,199,759
Energy — 6.6%
Oil, Gas & Consumable Fuels — 6.6%
Chevron Corp., Senior Notes	1.554%	5/11/25	2,540,000	2,381,032
Continental Resources Inc., Senior Notes	3.800%	6/1/24	860,000	843,229
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,380,000	1,229,284	(a)
Devon Energy Corp., Senior Notes	5.250%	9/15/24	1,520,000	1,508,304

See Notes to Financial Statements.

6	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.850%	12/15/25	$3,370,000	$3,398,030
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	1,917,715
Energy Transfer LP, Senior Notes	4.500%	4/15/24	980,000	968,973
Energy Transfer LP, Senior Notes	4.050%	3/15/25	610,000	593,167
Energy Transfer LP, Senior Notes	2.900%	5/15/25	1,070,000	1,014,267
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	2,170,000	2,161,400
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	720,000	700,558
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	5,950,000	5,739,873
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,196,448	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	420,000	388,676
EQT Corp., Senior Notes	5.000%	1/15/29	1,150,000	1,083,772
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	1,870,000	1,802,424
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,150,000	2,107,286
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,790,000	1,746,638
MPLX LP, Senior Notes	4.000%	2/15/25	3,380,000	3,277,389
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,150,000	1,953,447
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,250,000	1,230,000
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,210,000	926,366	(a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	2,480,000	2,234,395
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	500,000	471,447	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	2,460,000	2,343,930
Targa Resources Corp., Senior Notes	5.200%	7/1/27	2,100,000	2,063,005
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,840,000	1,927,296
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,130,000	2,037,942
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	170,000	163,449
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	1,150,000	1,145,212
Williams Cos. Inc., Senior Notes	4.300%	3/4/24	1,300,000	1,285,580
Total Energy				51,840,534
Financials — 19.6%
Banks — 12.9%
Banco Santander SA, Senior Notes	2.746%	5/28/25	3,200,000	3,005,980
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,200,000	1,124,062	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	$8,440,000	$7,734,805	(b)
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. Term SOFR + 1.232%)	3.458%	3/15/25	840,000	823,529	(b)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	1,490,000	1,460,905	(b)
Bank of Montreal, Senior Notes	3.300%	2/5/24	690,000	679,580
Bank of Montreal, Senior Notes	2.500%	6/28/24	1,490,000	1,441,404
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	1,220,000	1,175,082
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	1,310,000	1,204,651
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	650,000	578,938
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,110,000	2,027,599	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	970,000	897,601	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	780,000	773,198	(a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	1,450,000	1,419,990	(a)(b)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	540,000	518,550	(b)(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	3,090,000	2,951,810	(b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	1,510,000	1,444,947	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	3,000,000	2,915,501
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	2,830,000	2,589,309	(a)(b)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	472,705	(a)(b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	2,030,000	1,799,317	(a)(b)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	1,220,000	1,213,065	(a)
Danske Bank A/S, Senior Notes (3.773% to 3/28/24 then 1 year Treasury Constant Maturity Rate + 1.450%)	3.773%	3/28/25	3,680,000	3,597,919	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	3,460,000	3,292,969	(b)

See Notes to Financial Statements.

8	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 3 mo. Term SOFR + 1.473%)	3.803%	3/11/25	$1,160,000	$1,137,661	(b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	1,680,000	1,577,878	(b)
Intesa Sanpaolo SpA, Senior Notes	3.250%	9/23/24	430,000	412,674	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	8,720,000	8,169,679	(b)
JPMorgan Chase & Co., Senior Notes (3.220% to 3/1/24 3 mo. Term SOFR + 1.417%)	3.220%	3/1/25	920,000	902,035	(b)
JPMorgan Chase & Co., Senior Notes (3.845% to 6/14/24 then SOFR + 0.980%)	3.845%	6/14/25	1,450,000	1,418,535	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	2,530,000	2,508,533	(b)
KeyBank NA, Senior Notes (SOFR + 0.340%)	5.432%	1/3/24	1,410,000	1,389,423	(b)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	690,000	688,560
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	370,000	364,290
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	3,160,000	3,078,965	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes	1.412%	7/17/25	640,000	586,260
Mitsubishi UFJ Financial Group Inc., Senior Notes (0.848% to 9/15/23 then 1 year Treasury Constant Maturity Rate + 0.680%)	0.848%	9/15/24	1,620,000	1,602,129	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	270,000	259,725	(b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	280,000	265,867	(b)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	1,160,000	1,148,234	(b)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	1,770,000	1,739,067	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	1,050,000	1,001,016	(a)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	900,000	888,851
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	1,050,000	1,044,240	(b)
Royal Bank of Canada, Senior Notes	3.375%	4/14/25	3,340,000	3,216,676

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	$1,060,000	$978,866
Royal Bank of Canada, Senior Notes (SOFR + 0.360%)	5.427%	7/29/24	1,450,000	1,443,365	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	510,000	495,937
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	6.060%	10/16/23	1,290,000	1,291,611	(b)
Swedbank AB, Senior Notes	3.356%	4/4/25	4,390,000	4,200,968	(a)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	420,000	420,363	(b)
US Bancorp, Senior Notes	3.375%	2/5/24	795,000	783,636
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	250,000	221,763	(b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	450,000	450,166	(b)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	3,770,000	3,727,202
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	5,830,000	5,465,191	(b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	3,070,000	2,969,665	(b)
Total Banks				100,992,447
Capital Markets — 5.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	440,000	412,479
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	900,000	863,257	(b)
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,970,000	1,901,101
Credit Suisse AG, Senior Notes	0.520%	8/9/23	1,110,000	1,101,914
Credit Suisse AG, Senior Notes	4.750%	8/9/24	370,000	361,746
Credit Suisse AG, Senior Notes	3.625%	9/9/24	1,140,000	1,098,320
Credit Suisse AG, Senior Notes	2.950%	4/9/25	880,000	827,467
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	6,190,000	6,100,487
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	1,010,000	970,871
Goldman Sachs Group Inc., Senior Notes (3.272% to 9/29/24 then 3 mo. Term SOFR + 1.463%)	3.272%	9/29/25	6,550,000	6,331,346	(b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	720,000	700,604	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	4,380,000	4,113,495	(b)

See Notes to Financial Statements.

10	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (3.620% to 4/17/24 then SOFR + 1.160%)	3.620%	4/17/25	$3,400,000	$3,333,478	(b)
Morgan Stanley, Senior Notes (SOFR + 0.455%)	5.519%	1/25/24	6,310,000	6,304,570	(b)
Morgan Stanley Bank NA, Senior Notes	4.754%	4/21/26	670,000	660,442
UBS AG, Senior Notes	0.700%	8/9/24	1,000,000	943,105	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	940,000	898,653	(a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	880,000	807,398	(a)(b)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,490,000	1,420,841	(a)(b)
Total Capital Markets				39,151,574
Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	840,000	834,268
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	2,910,000	2,735,904
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	2,960,000	2,834,330
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	1,020,000	910,896	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	2,510,000	2,350,044
USAA Capital Corp., Senior Notes	0.500%	5/1/24	340,000	326,139	(a)
Visa Inc., Senior Notes	3.150%	12/14/25	520,000	498,636
Total Financial Services				10,490,217
Insurance — 0.3%
American International Group Inc., Senior Notes	2.500%	6/30/25	60,000	56,541
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	1,630,000	1,465,219	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	940,000	859,045	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	60,000	54,772	(a)
Total Insurance				2,435,577
Total Financials				153,069,815
Health Care — 4.2%
Biotechnology — 0.9%
AbbVie Inc., Senior Notes	3.750%	11/14/23	2,930,000	2,909,725
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,770,000	2,659,070
AbbVie Inc., Senior Notes	2.950%	11/21/26	390,000	364,531

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	$590,000	$583,402
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	690,000	680,217
Total Biotechnology				7,196,945
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	580,000	567,547
Health Care Providers & Services — 2.4%
Centene Corp., Senior Notes	4.250%	12/15/27	360,000	336,928
Cigna Group, Senior Notes	3.750%	7/15/23	2,364,000	2,361,901
Cigna Group, Senior Notes	4.125%	11/15/25	2,090,000	2,035,361
CVS Health Corp., Senior Notes	2.625%	8/15/24	3,630,000	3,511,838
CVS Health Corp., Senior Notes	3.875%	7/20/25	2,070,000	2,012,403
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,570,000	1,472,415
Humana Inc., Senior Notes	0.650%	8/3/23	3,020,000	3,008,783
Humana Inc., Senior Notes	4.500%	4/1/25	590,000	579,387
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	1,450,000	1,390,020
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	460,000	444,686
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	420,000	408,963
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	350,000	319,900
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,150,000	1,109,366
Total Health Care Providers & Services				18,991,951
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC, Senior Notes	0.700%	5/28/24	3,420,000	3,277,896
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	301,000	293,222
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	283,000	282,637
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,700,000	1,525,420
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	1,000,000	926,322
Total Pharmaceuticals				6,305,497
Total Health Care				33,061,940
Industrials — 3.1%
Aerospace & Defense — 1.3%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,510,000	1,407,779	(a)
Boeing Co., Senior Notes	1.433%	2/4/24	2,970,000	2,891,644
Boeing Co., Senior Notes	4.875%	5/1/25	2,880,000	2,840,036
Boeing Co., Senior Notes	2.196%	2/4/26	1,640,000	1,505,895
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,340,000	1,296,298
Total Aerospace & Defense				9,941,652

See Notes to Financial Statements.

12	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	$62,000	$58,673
Commercial Services & Supplies — 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	460,000	443,906
Ground Transportation — 0.1%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	1,340,000	1,204,880
Industrial Conglomerates — 0.3%
3M Co., Senior Notes	3.250%	2/14/24	2,150,000	2,119,787
Machinery — 0.3%
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	2,070,000	1,976,538
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	100,000	90,189	(a)
Total Machinery				2,066,727
Passenger Airlines — 0.5%
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,000,000	1,022,045	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	30,000	28,424	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	538,000	542,551	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	800,000	760,805	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,410,000	1,286,016	(a)
Total Passenger Airlines				3,639,841
Trading Companies & Distributors — 0.6%
Air Lease Corp., Senior Notes	0.700%	2/15/24	1,900,000	1,840,760
Air Lease Corp., Senior Notes	1.875%	8/15/26	3,030,000	2,693,030
Air Lease Corp., Senior Notes	5.300%	2/1/28	400,000	392,854
Total Trading Companies & Distributors				4,926,644
Total Industrials				24,402,110
Information Technology — 1.3%
Communications Equipment — 0.0%††
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	40,000	31,574	(a)
IT Services — 0.1%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	910,000	889,630
Semiconductors & Semiconductor Equipment — 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	790,000	780,742
Broadcom Inc., Senior Notes	3.150%	11/15/25	230,000	218,595
Intel Corp., Senior Notes	3.700%	7/29/25	1,310,000	1,274,412
Microchip Technology Inc., Senior Notes	0.983%	9/1/24	360,000	340,174

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — continued
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	$46,000	$43,618
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	540,000	507,342
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,150,000	1,032,017
Total Semiconductors & Semiconductor Equipment				4,196,900
Software — 0.3%
Oracle Corp., Senior Notes	2.400%	9/15/23	1,050,000	1,042,805
Oracle Corp., Senior Notes	4.500%	5/6/28	1,440,000	1,401,716
Total Software				2,444,521
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	1.125%	5/11/25	2,350,000	2,190,424
Total Information Technology				9,753,049
Materials — 0.7%
Chemicals — 0.1%
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	287,040	(a)
Metals & Mining — 0.5%
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	1,840,000	1,818,245	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	840,000	830,040	(a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	751,000	786,002
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	710,000	670,522
Total Metals & Mining				4,104,809
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	990,000	990,743	(a)
Total Materials				5,382,592
Real Estate — 0.1%
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	390,000	335,806	(a)
Utilities — 0.3%
Electric Utilities — 0.3%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,154,033
Southern California Edison Co., First Mortgage Bonds	0.975%	8/1/24	1,170,000	1,111,106
Total Utilities				2,265,139
Total Corporate Bonds & Notes (Cost — $392,436,978)				374,430,733

See Notes to Financial Statements.

14	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 15.8%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	$1,010,000	$919,240
U.S. Government Obligations — 15.7%
Federal Farm Credit Banks Funding Corp., Bonds	3.375%	8/26/24	830,000	811,389
U.S. Treasury Notes	0.250%	6/15/24	19,260,000	18,339,227
U.S. Treasury Notes	3.000%	6/30/24	17,450,000	17,039,106
U.S. Treasury Notes	0.250%	5/31/25	20,000	18,306
U.S. Treasury Notes	0.250%	7/31/25	4,545,000	4,136,749
U.S. Treasury Notes	2.750%	7/31/27	9,400,000	8,863,906
U.S. Treasury Notes	4.125%	10/31/27	9,210,000	9,163,590
U.S. Treasury Notes	3.500%	1/31/28	12,820,000	12,450,924
U.S. Treasury Notes	4.000%	2/29/28	2,670,000	2,650,757
U.S. Treasury Notes	3.625%	4/30/28	42,370,000	41,176,689
U.S. Treasury Notes	3.625%	5/31/28	8,450,000	8,265,816
Total U.S. Government Obligations				122,916,459
Total U.S. Government & Agency Obligations (Cost — $127,607,711)				123,835,699
Asset-Backed Securities — 13.4%
ABFC Trust, 2002-WF2 A2 (1 mo. USD LIBOR + 1.125%)	6.275%	5/25/32	10,859	10,781	(b)
ABFC Trust, 2003-OPT1 A3 (1 mo. USD LIBOR + 0.680%)	5.830%	4/25/33	481,289	452,363	(b)
ABFC Trust, 2004-OPT2 M1 (1 mo. USD LIBOR + 0.825%)	5.975%	8/25/33	656	656	(b)
ABPCI Direct Lending Fund CLO LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	7.200%	1/20/32	980,000	970,328	(a)(b)
Allegro CLO Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	6.341%	10/21/28	816,096	813,275	(a)(b)
Allegro CLO Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	6.655%	1/19/33	1,000,000	990,510	(a)(b)
American Express Credit Account Master Trust, 2018-9 A (1 mo. USD LIBOR + 0.380%)	5.573%	4/15/26	4,050,000	4,051,411	(b)
AMMC CLO Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	6.300%	10/17/31	3,140,000	3,101,082	(a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	940,000	852,601	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	1,230,000	1,082,149	(a)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	$980,000	$847,961	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	6.579%	11/20/30	490,000	480,811	(a)(b)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	7.258%	10/20/35	1,150,000	1,151,495	(a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	6.740%	1/15/35	1,050,000	1,022,939	(a)(b)
BDS Ltd., 2021-FL10 D (1 mo. USD LIBOR + 2.850%)	8.007%	12/16/36	1,320,000	1,252,095	(a)(b)
BlueMountain CLO Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.080%)	6.340%	7/15/31	770,000	759,942	(a)(b)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	5.750%	7/25/36	700,894	596,051	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-1A A1R2 (3 mo. USD LIBOR + 0.970%)	6.230%	4/17/31	667,969	662,267	(a)(b)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	6.342%	7/27/31	376,896	373,474	(a)(b)
CarVal CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.200%)	6.883%	1/20/35	1,210,000	1,212,526	(a)(b)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	6.500%	7/20/30	326,230	325,012	(a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	1,221,309	1,173,053	(a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,700,000	1,579,142	(a)
Cerberus Loan Funding LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	7.060%	1/15/32	470,000	466,783	(a)(b)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	7.110%	10/15/31	407,538	406,577	(a)(b)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	1,991	1,737	(b)
Dryden CLO Ltd., 2019-80A BR (3 mo. Term SOFR + 1.750%)	6.736%	1/17/33	1,710,000	1,682,866	(a)(b)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	1,106,551	1,083,062	(a)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	1,590,000	1,577,483	(a)
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	2,000,000	1,959,927	(a)
Fortress Credit BSL Ltd., 2021-1A A (3 mo. USD LIBOR + 1.470%)	6.720%	4/20/33	2,990,000	2,969,281	(a)(b)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	340,746	299,624	(a)
Galaxy CLO Ltd., 2018-26A A (3 mo. USD LIBOR + 1.200%)	6.579%	11/22/31	450,000	445,561	(a)(b)

See Notes to Financial Statements.

16	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
GM Financial Automobile Leasing Trust, 2023-2 A2A	5.440%	10/20/25	$2,810,000	$2,799,067
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	6.350%	7/20/34	2,590,000	2,548,162	(a)(b)
GoldenTree Loan Opportunities Ltd., 2014-9A AR2 (3 mo. USD LIBOR + 1.110%)	6.409%	10/29/29	374,841	373,681	(a)(b)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. USD LIBOR + 1.600%)	6.899%	10/29/29	1,080,000	1,067,953	(a)(b)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	6.856%	8/5/33	1,980,000	1,931,687	(a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR
(3 mo. USD LIBOR + 1.380%)	6.706%	5/5/30	1,003,600	994,936	(a)(b)
Golub Capital Partners CLO Ltd., 2018-36A B (3 mo. USD LIBOR + 1.650%)	6.976%	2/5/31	1,270,000	1,216,645	(a)(b)
Golub Capital Partners CLO Ltd., 2020-47A A1 (3 mo. USD LIBOR + 1.680%)	7.006%	5/5/32	1,080,000	1,067,584	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-4GS A	1.930%	7/20/48	585,155	446,208	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	7.410%	12/20/29	1,041,153	1,038,030	(a)(b)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	6.270%	4/15/31	500,000	492,797	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.281%	7/15/39	1,030,000	1,009,227	(a)(b)
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.890%)	6.958%	4/26/31	650,000	638,495	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	6.510%	1/20/30	965,754	961,431	(a)(b)
Grippen Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.300%)	7.550%	1/20/30	750,000	725,052	(a)(b)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	6.600%	1/20/33	1,360,000	1,339,971	(a)(b)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,250,000	1,171,880	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	530,000	462,638	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	1,378,077	1,122,048	(a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	6.095%	12/25/35	380,000	348,045	(b)
JPMorgan Mortgage Acquisition Trust, 2007- CH2 MV2 (1 mo. USD LIBOR + 0.300%)	5.450%	1/25/37	420,000	400,814	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
KKR Financial CLO Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	6.260%	4/15/31	$460,000	$454,480	(a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.526%	2/17/39	1,600,000	1,566,128	(a)(b)
Magnetite Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	6.382%	10/18/31	730,000	719,357	(a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. USD LIBOR + 0.520%)	5.670%	6/25/46	33,066	31,452	(a)(b)
MF1 LLC, 2022-FL9 A (1 mo. Term SOFR + 2.150%)	7.226%	6/19/37	2,250,000	2,246,364	(a)(b)
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	6.237%	10/16/36	1,060,000	1,037,311	(a)(b)
Midocean Credit CLO, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	6.429%	2/20/31	1,290,235	1,277,830	(a)(b)
Midocean Credit CLO, 2018-9A B (3 mo. USD LIBOR + 1.750%)	7.000%	7/20/31	1,750,000	1,695,360	(a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	6.850%	10/20/30	250,000	244,243	(a)(b)
Navient Private Education Refi Loan Trust, 2022-BA A	4.160%	10/15/70	971,240	918,843	(a)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	6.450%	3/25/66	1,877,419	1,864,347	(a)(b)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	5.750%	12/26/69	674,519	656,757	(a)(b)
Nelnet Student Loan Trust, 2014-6A A (1 mo. USD LIBOR + 0.650%)	5.800%	11/25/52	244,906	237,022	(a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	6.187%	4/20/62	1,310,000	1,279,667	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	572,426	508,416	(a)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A AR (3 mo. USD LIBOR + 1.020%)	6.285%	4/19/30	478,186	475,221	(a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2018-29A A1 (3 mo. USD LIBOR + 1.130%)	6.395%	10/19/31	250,000	247,927	(a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A A (3 mo. USD LIBOR + 1.060%)	6.320%	4/16/33	600,000	593,550	(a)(b)
Ocean Trails CLO, 2019-7A AR (3 mo. USD LIBOR + 1.010%)	6.270%	4/17/30	1,452,302	1,442,287	(a)(b)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	6.780%	1/20/35	670,000	670,233	(a)(b)
OCP CLO Ltd., 2014-5A A1R (3 mo. USD LIBOR + 1.080%)	6.348%	4/26/31	970,000	958,696	(a)(b)

See Notes to Financial Statements.

18	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	6.321%	2/14/31	$260,000	$257,023	(a)(b)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	6.310%	1/20/31	3,023,404	3,001,660	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	6.433%	5/23/31	240,000	237,863	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	428,392	348,355
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	377,673	316,031
Owl Rock CLO Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	7.179%	5/20/31	720,000	716,190	(a)(b)
Parliament Funding Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.250%)	6.500%	10/20/31	1,930,107	1,907,078	(a)(b)
Saranac CLO Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	7.370%	6/22/30	690,000	666,926	(a)(b)
Saxon Asset Securities Trust, 2003-3 M1	3.616%	12/25/33	17,311	16,640	(b)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. USD LIBOR + 0.310%)	5.862%	12/15/38	961,495	923,361	(b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	5.842%	6/15/39	710,552	673,990	(b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. USD LIBOR + 0.270%)	5.822%	12/15/39	394,659	370,138	(b)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	6.222%	12/17/68	705,698	678,896	(a)(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	347,376	334,555	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. USD LIBOR + 0.730%)	5.923%	1/15/53	429,693	419,025	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	459,847	399,284	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	836,684	718,105	(a)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	6.409%	10/16/56	2,380,000	2,388,838	(a)(b)
Sonic Capital LLC, 2020-1A A2I	3.845%	1/20/50	87,450	79,478	(a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	1,109,146	986,633	(a)
Stratus CLO Ltd., 2021-3A A (3 mo. USD LIBOR + 0.950%)	6.200%	12/29/29	1,180,333	1,170,962	(a)(b)
Stratus Static CLO Ltd., 2022-3A A (3 mo. Term SOFR + 2.150%)	7.198%	10/20/31	708,807	709,473	(a)(b)
Structured Asset Securities Corp., 2004-SC1 A	8.167%	12/25/29	5,078	4,337	(a)(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage
Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.570%)	5.720%	10/25/36	$312,220	$301,634	(a)(b)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.888%	5/25/31	447,657	356,938	(a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.417%	11/15/38	250,000	244,871	(a)(b)
Sycamore Tree CLO Ltd., 2023-2A A (3 mo. Term SOFR + 2.330%)	7.237%	4/20/35	1,210,000	1,217,634	(a)(b)
Symphony CLO Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	6.873%	7/23/33	1,040,000	1,016,478	(a)(b)
Symphony CLO Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	6.220%	4/16/31	260,000	257,445	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A AR3 (3 mo. Term SOFR + 1.100%)	6.086%	1/17/32	1,086,912	1,070,620	(a)(b)
TRP LLC, 2021-1 A	2.070%	6/19/51	892,183	764,479	(a)
Voya CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.900%)	6.162%	1/18/29	431,913	429,952	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	6.410%	10/15/31	350,000	348,058	(a)(b)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	6.300%	1/15/32	820,000	810,207	(a)(b)
Wells Fargo Home Equity Asset-Backed Securities Trust, 2006-1 M5 (1 mo. USD LIBOR + 0.555%)	5.705%	5/25/36	1,340,000	1,216,128	(b)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	6.403%	7/24/32	2,610,000	2,577,208	(a)(b)
Woodmont Trust, 2023-12A A1A (3 mo. Term SOFR + 2.500%)	7.620%	7/25/31	840,000	840,000	(a)(b)(d)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	6.750%	7/15/32	300,000	294,419	(a)(b)
Total Asset-Backed Securities (Cost — $107,798,178)				105,007,579
Collateralized Mortgage Obligations (e) — 11.2%
Alternative Loan Trust, 2005-56 4A1 (1 mo. USD LIBOR + 0.620%)	5.770%	11/25/35	62,883	56,824	(b)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	6.237%	11/17/38	657,763	643,011	(a)(b)
Banc of America Mortgage Trust, 2003-C B1	4.745%	4/25/33	14,663	3,707	(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	1,154,474	1,097,088
BANK, 2022-BNK39 XA, IO	0.534%	2/15/55	60,690,431	1,707,501	(b)
BANK, 2022-BNK40 A4	3.507%	3/15/64	470,000	409,862	(b)

See Notes to Financial Statements.

20	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
BANK, 2023-BNK45 A5	5.203%	2/15/56	$1,590,000	$1,584,269
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. USD LIBOR + 0.320%)	5.470%	1/25/47	82,266	66,109	(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,081,903
BPR Trust, 2021-TY C (1 mo. USD LIBOR + 1.700%)	6.893%	9/15/38	990,000	919,470	(a)(b)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. USD LIBOR + 0.850%)	6.044%	11/15/38	1,620,000	1,581,351	(a)(b)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	9.083%	10/15/38	917,448	856,738	(a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	6.137%	1/17/39	1,270,000	1,236,378	(a)(b)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.428%	6/15/40	1,970,000	1,967,392	(a)(b)
BX Mortgage Trust, 2021-PAC A (1 mo. USD LIBOR + 0.689%)	5.883%	10/15/36	330,000	320,466	(a)(b)
BX Trust, 2019-OC11 A	3.202%	12/9/41	680,000	582,710	(a)
BX Trust, 2021-ARIA A (1 mo. USD LIBOR + 0.899%)	6.092%	10/15/36	1,650,000	1,601,028	(a)(b)
BX Trust, 2021-ARIA G (1 mo. USD LIBOR + 3.142%)	8.335%	10/15/36	990,000	916,044	(a)(b)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	5.829%	10/15/26	1,640,000	1,591,049	(a)(b)
BX Trust, 2021-SDMF F (1 mo. USD LIBOR + 1.937%)	7.130%	9/15/34	1,170,000	1,080,624	(a)(b)
BX Trust, 2022-CLS A	5.760%	10/13/27	1,630,000	1,572,963	(a)
BX Trust, 2022-IND A (1 mo. Term SOFR + 1.491%)	6.638%	4/15/37	718,772	708,914	(a)(b)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.147%	1/15/39	1,290,000	1,260,206	(a)(b)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.598%	8/15/39	1,463,893	1,461,656	(a)(b)
BX Trust, 2023-LIFE A	5.045%	2/15/28	1,270,000	1,211,034	(a)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	960,000	882,502	(b)
CFK Trust, 2020-MF2 F	3.573%	3/15/39	1,270,000	925,887	(a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	5.165%	2/25/37	5,893	5,461	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	5.450%	8/25/35	1,179	1,105	(a)(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	5.730%	10/25/35	$10,018	$9,311	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	5.350%	1/25/36	2,272	2,042	(a)(b)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	318,158	295,606	(a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	930,000	850,578
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	4.524%	3/25/37	19,009	18,748	(b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	5.570%	7/25/36	78,214	71,359	(a)(b)
CSMC Trust, 2014-11R 15A2	4.079%	1/27/36	560,459	506,585	(a)(b)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,730,000	1,454,695	(a)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	289,802	250,419	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.500%)	8.693%	12/15/35	1,350,000	1,347,662	(a)(b)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. USD LIBOR + 0.500%)	5.657%	2/19/45	10,686	10,531	(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	449,078	357,347	(a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	1,123,944	939,405	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	52,885	51,506
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC (1 mo. USD LIBOR + 0.350%)	5.543%	11/15/40	2,090	2,089	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	83,831	75,663
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	7.450%	1/25/50	230,000	230,256	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	7.000%	2/25/50	146,958	147,493	(a)(b)

See Notes to Financial Statements.

22	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	7.067%	12/25/50	$1,028,734	$1,032,156	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	6.867%	1/25/51	173,284	173,025	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.067%	4/25/42	344,032	345,144	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.967%	4/25/42	590,000	589,764	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	630,204	579,491	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	1,040,000	930,502	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	814,407	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	9.150%	5/25/30	370,000	394,583	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	8.700%	7/25/30	410,000	432,224	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	7.250%	10/25/39	29,490	29,539	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	7.200%	1/25/40	116,351	116,853	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.167%	3/25/42	540,000	545,954	(a)(b)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	193,806	174,302
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	43,163	40,111

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	$172,232	$159,534
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	93,018	88,324
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	39,060	38,811	(b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. USD LIBOR + 0.680%)	5.840%	2/20/60	21,010	20,955	(b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	5.710%	3/20/60	175,660	174,923	(b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. USD LIBOR + 1.000%)	6.160%	5/20/60	268,737	269,153	(b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. USD LIBOR + 0.330%)	5.424%	10/20/60	510,170	506,503	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	5.444%	8/20/58	416,324	413,620	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	5.544%	11/20/60	578,981	576,234	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	5.594%	1/20/61	49,730	49,472	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	5.594%	12/20/60	81,686	81,230	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	5.544%	2/20/61	100,501	99,873	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	5.594%	2/20/61	53,476	53,180	(b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. USD LIBOR + 0.470%)	5.564%	8/20/61	200,505	199,383	(b)

See Notes to Financial Statements.

24	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. USD LIBOR + 0.500%)	5.594%	7/20/62	$1,945,578	$1,934,403	(b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	5.624%	10/20/62	92,388	92,226	(b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	5.614%	10/20/62	58,679	58,348	(b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. USD LIBOR + 0.340%)	5.434%	12/20/62	582,541	577,725	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	5.494%	3/20/63	238,183	235,440	(b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. USD LIBOR + 0.470%)	5.564%	6/20/63	56,480	56,154	(b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. USD LIBOR + 0.470%)	5.564%	6/20/63	25,525	25,364	(b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. USD LIBOR + 0.470%)	5.564%	5/20/63	25,247	25,093	(b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	134,015	127,747
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	95,096	87,376
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	75,909	77,512
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	76,094	76,005
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.553%	4/20/70	2,091,198	2,026,639	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	4.923%	9/20/71	2,353,340	2,312,684	(b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	4.509%	4/20/72	2,402,442	2,349,278	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	6.143%	10/15/36	$990,000	$933,040	(a)(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. USD LIBOR + 2.750%)	7.943%	5/15/38	1,000,000	972,261	(a)(b)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	5.650%	5/25/37	38,452	35,963	(a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	5.690%	11/25/36	731,126	560,691	(b)
IndyMac INDX Mortgage Loan Trust, 2004- AR14 2A1A (1 mo. USD LIBOR + 0.720%)	5.870%	1/25/35	43,649	31,495	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	811,799
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	1,350,000	1,029,329	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH F (1 mo. USD LIBOR + 2.190%)	7.383%	6/15/38	1,320,000	1,127,769	(a)(b)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,652,380	697,090	(a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. USD LIBOR + 0.440%)	5.590%	12/25/36	17,735	17,908	(b)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	7,715	5,933	(a)
Med Trust, 2021-MDLN E (1 mo. USD LIBOR + 3.150%)	8.344%	11/15/38	975,319	924,706	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	4.058%	3/25/33	38,326	31,312	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A1	4.059%	2/25/34	6,389	5,899	(b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A2	4.059%	2/25/34	272,004	251,162	(b)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	6.062%	4/15/38	810,000	795,919	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	187,297	179,419
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.975%)	6.168%	11/15/34	299,326	294,069	(a)(b)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.999%	12/15/51	23,992,541	804,088	(b)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.900%)	7.093%	5/15/36	526,747	511,479	(a)(b)
MSC Trust, 2021-ILP A (1 mo. USD LIBOR + 0.778%)	5.972%	11/15/23	1,654,529	1,608,885	(a)(b)

See Notes to Financial Statements.

26	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	$308,943	$285,055	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	124,877	114,654	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	501,428	458,004	(a)(b)
New Residential Mortgage Loan Trust, 2022- NQM2 A1	3.079%	3/27/62	1,220,936	1,079,587	(a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	1,045,902	880,102	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	5.677%	10/15/36	878,912	850,698	(a)(b)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	1,499,163	1,494,300	(a)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	7.767%	12/27/33	1,320,000	1,341,432	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,953	1,675
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	5.700%	5/25/37	475,122	339,545	(b)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	6.105%	6/20/33	74,691	71,034	(b)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.593%	5/15/38	920,000	707,963	(a)(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	1,356,281	1,197,334	(a)(b)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	11.147%	2/15/39	1,484,360	1,385,901	(a)(b)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	5.924%	11/15/38	1,650,000	1,604,712	(a)(b)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	6.015%	11/15/36	1,450,000	1,414,489	(a)(b)
SREIT Trust, 2021-PALM A (1 mo. USD LIBOR + 0.590%)	5.783%	10/15/34	1,650,000	1,595,639	(a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.116%	3/25/34	47,786	44,658	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.328%	3/25/35	73,993	62,037	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	5.304%	6/25/35	5,230	4,629	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.788%	6/25/35	97,555	87,067	(a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	300,498	(b)
STWD Trust, 2021-FLWR E (1 mo. USD LIBOR + 1.924%)	7.117%	7/15/36	2,200,000	2,083,872	(a)(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (e) — continued
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.300%)	7.491%	11/11/34	$793,879	$769,861	(a)(b)
Towd Point Mortgage Trust, 2015-2 1B3	3.575%	11/25/60	900,000	760,598	(a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	657,401	(a)(b)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	1,330,000	1,219,048
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1	4.654%	8/20/35	2,931	2,798	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.830%	6/25/33	13,692	13,622	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	3.913%	4/25/35	9,607	9,107	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. USD LIBOR + 0.820%)	5.970%	12/25/45	19,579	18,998	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%)	5.476%	10/25/46	349,081	315,791	(b)
WMRK Commercial Mortgage Trust, 2022-WMRK A (1 mo. Term SOFR + 2.789%)	7.936%	11/15/27	2,070,000	2,072,760	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $93,805,343)				87,820,876
Mortgage-Backed Securities — 3.9%
FHLMC — 1.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	64,313	61,670
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35-11/1/35	3,265,066	3,042,708
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	2/1/51	66,130	56,475
Federal Home Loan Mortgage Corp. (FHLMC)	1.778%	8/1/51	4,106,499	3,654,533	(b)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	7/1/52	469,100	461,010
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.495%)	5.141%	6/1/43	91,747	90,856	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32	22,396	23,282
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-4/1/38	55,346	51,023
Total FHLMC				7,441,557
FNMA — 2.4%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27-8/1/32	55,962	55,930
Federal National Mortgage Association (FNMA)	2.500%	2/1/35-10/1/51	5,248,696	4,661,119

See Notes to Financial Statements.

28	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.000%	2/1/36-3/1/40	$2,913,468	$2,705,138
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	2,792,892	2,742,870
Federal National Mortgage Association (FNMA)	2.000%	7/1/51-11/1/51	360,711	296,843
Federal National Mortgage Association (FNMA)	1.923%	11/1/51	2,486,217	2,229,424	(b)
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	5,809,080	5,794,322
Federal National Mortgage Association (FNMA)	4.000%	2/1/56-6/1/57	354,580	339,107
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	4.754%	9/1/37	355,516	354,577	(b)
Total FNMA				19,179,330
GNMA — 0.5%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	3,889	3,934
Government National Mortgage Association (GNMA)	6.500%	8/15/34	48,045	49,898
Government National Mortgage Association (GNMA)	7.000%	3/15/36	17,519	18,273
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	179,461	162,354
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	159,507	150,237
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-10/20/49	89,542	83,656
Government National Mortgage Association (GNMA) II	4.000%	2/20/48-4/20/48	12,080	11,594
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-4/20/49	88,199	87,886
Government National Mortgage Association (GNMA) II	4.500%	8/20/48-9/20/52	394,716	383,706
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-2/20/53	1,638,089	1,419,839
Government National Mortgage Association (GNMA) II	4.000%	7/1/51	1,000,000	946,367	(f)
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.099%)	5.930%	7/20/60	15,065	15,057	(b)

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 2.085%)	6.902%	8/20/60	$323,355	$328,932	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.185%)	5.645%	7/20/60	35,080	35,044	(b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	5.900%	2/20/60	147,511	147,910	(b)
Total GNMA				3,844,687
Total Mortgage-Backed Securities (Cost — $32,481,318)				30,465,574
Senior Loans — 1.0%
Communication Services — 0.3%
Media — 0.3%
Charter Communications Operating LLC, Term Loan B1 (3 mo. Term SOFR + 1.750%)	6.795%	4/30/25	492,199	492,507	(b)(g)(h)
Charter Communications Operating LLC, Term Loan B2 (3 mo. Term SOFR + 1.750%)	6.795%	2/1/27	492,327	489,966	(b)(g)(h)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.717%	9/18/26	442,828	442,905	(b)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.693%	1/31/28	750,000	744,705	(b)(g)(h)
Total Communication Services				2,170,083
Consumer Discretionary — 0.1%
Diversified Consumer Services — 0.0%††
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.750%)	7.943%	9/23/26	492,443	492,918	(b)(g)(h)
Specialty Retail — 0.1%
Rent-A-Center Inc., Term Loan B2 (3 mo. USD LIBOR + 3.250%)	8.563%	2/17/28	702,646	703,524	(b)(g)(h)(i)
Total Consumer Discretionary				1,196,442
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.000%)	7.102%	8/4/28	734,962	734,830	(b)(g)(h)
Financials — 0.3%
Financial Services — 0.2%
Hudson River Trading LLC, Term Loan (1 mo. Term SOFR + 3.114%)	8.217%	3/20/28	738,665	720,660	(b)(g)(h)

See Notes to Financial Statements.

30	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Financial Services — continued
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	7.538%	11/5/28	$750,000	$751,005	(b)(g)(h)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.189%	1/13/29	495,000	493,995	(b)(g)(h)
Total Financial Services				1,965,660
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (3 mo. USD LIBOR + 3.250%)	8.788%	7/31/27	492,443	466,822	(b)(g)(h)
Total Financials				2,432,482
Industrials — 0.2%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., Initial Term Loan (1 mo. Term SOFR + 2.614%)	7.717%	10/1/26	675,840	677,577	(b)(g)(h)
Ground Transportation — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.000%)	7.342%	12/30/26	738,550	738,742	(b)(g)(h)
Total Industrials				1,416,319
Total Senior Loans (Cost — $8,005,685)				7,950,156

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	285	712,500	787,313
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	137	342,500	142,994
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	323	807,500	387,600
U.S. Treasury 5-Year Notes Futures, Call @ $107.500	7/21/23	92	92,000	32,344
Total Purchased Options (Cost — $762,299)				1,350,251

	Rate	Maturity Date	Face Amount
Sovereign Bonds — 0.1%
Supranational — 0.1%
Asian Development Bank, Senior Notes (Cost — $826,606)	1.500%	1/20/27	830,000	748,918
Total Investments before Short-Term Investments (Cost — $763,724,118)				731,609,786

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Short-Term Investments — 5.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $45,196,245)	5.044%	45,196,245	$45,196,245	(j)(k)
Total Investments — 99.3% (Cost — $808,920,363)			776,806,031
Other Assets in Excess of Liabilities — 0.7%			5,712,455
Total Net Assets — 100.0%			$782,518,486

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2023, the Fund held TBA securities with a total cost of $953,359.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Rate shown is one-day yield as of the end of the reporting period.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2023, the total market value of investments in Affiliated Companies was $45,196,245 and the cost was $45,196,245 (Note 8).

See Notes to Financial Statements.

32	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250	285	$712,500	$(384,750)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	285	712,500	(505,875)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	274	685,000	(123,300)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	646	1,615,000	(351,262)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	114.000	36	36,000	(6,188)
U.S. Treasury 10-Year Notes Futures, Put	7/21/23	112.500	36	36,000	(29,813)
Total Exchange-Traded Written Options (Premiums received — $678,384)					$(1,401,188)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	3	9/23	$724,131	$710,850	$(13,281)
3-Month SOFR	314	3/25	75,444,869	75,340,375	(104,494)
3-Month SOFR	84	3/26	20,240,969	20,272,350	31,381
U.S. Treasury 2-Year Notes	1,729	9/23	355,467,188	351,581,344	(3,885,844)
					(3,972,238)
Contracts to Sell:
3-Month SOFR	165	3/24	39,263,241	39,039,000	224,241

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Short-Term Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury 5-Year Notes	155	9/23	$16,693,553	$16,599,532	$94,021
U.S. Treasury 10-Year Notes	377	9/23	42,812,471	42,324,143	488,328
U.S. Treasury Long-Term Bonds	22	9/23	2,786,454	2,791,937	(5,483)
U.S. Treasury Ultra Long- Term Bonds	6	9/23	809,802	817,312	(7,510)
					793,597
Net unrealized depreciation on open futures contracts					$(3,178,641)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At June 30, 2023, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$25,291,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(533,250)	$9,030	$(542,280)
	19,216,000	10/14/24	Daily SOFR Compound annually	2.770% annually	(587,452)	269	(587,721)
	7,993,000	10/14/27	2.600% annually	Daily SOFR Compound annually	445,656	2,613	443,043
	2,253,000	4/30/29	3.270% annually	Daily SOFR Compound annually	63,105	(39,647)	102,752
	11,345,000	9/30/29	3.250% annually	Daily SOFR Compound annually	322,105	6,603	315,502
Total	$66,098,000				$(289,836)	$(21,132)	$(268,704)

See Notes to Financial Statements.

34	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Western Asset Short-Term Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.40 Index	$15,571,000	6/20/28	1.000% quarterly	$(232,953)	$(226,114)	$(6,839)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	35

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments in unaffiliated securities, at value (Cost — $763,724,118)	$731,609,786
Investments in affiliated securities, at value (Cost — $45,196,245)	45,196,245
Cash	1,013,573
Interest receivable	4,993,265
Deposits with brokers for open futures contracts and exchange-traded options	2,733,922
Receivable for Fund shares sold	1,199,700
Receivable from brokers — net variation margin on centrally cleared swap contracts	437,994
Deposits with brokers for centrally cleared swap contracts	334,699
Dividends receivable from affiliated investments	167,892
Principal paydown receivable	118,640
Prepaid expenses	30,308
Total Assets	787,836,024

Liabilities:
Payable for securities purchased	1,829,456
Written options, at value (premiums received — $678,384)	1,401,188
Payable for Fund shares repurchased	1,247,468
Transfer agent fees payable	303,235
Investment management fee payable	189,382
Payable to brokers — net variation margin on open futures contracts	176,780
Distributions payable	85,946
Service and/or distribution fees payable	30,164
Trustees’ fees payable	3,285
Accrued expenses	50,634
Total Liabilities	5,317,538
Total Net Assets	$782,518,486

Net Assets:
Par value (Note 7)	$2,173
Paid-in capital in excess of par value	872,014,133
Total distributable earnings (loss)	(89,497,820)
Total Net Assets	$782,518,486

See Notes to Financial Statements.

36	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Net Assets:
Class A	$124,040,247
Class C	$4,851,169
Class C1	$1,297,519
Class R	$98,516
Class I	$273,850,076
Class IS	$378,380,959

Shares Outstanding:
Class A	34,466,429
Class C	1,349,093
Class C1	359,701
Class R	27,389
Class I	76,060,707
Class IS	105,068,762

Net Asset Value:
Class A (and redemption price)	$3.60
Class C*	$3.60
Class C1 (and redemption price)	$3.61
Class R (and redemption price)	$3.60
Class I (and redemption price)	$3.60
Class IS (and redemption price)	$3.60
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$3.68

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	37

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$13,108,653
Dividends from affiliated investments	821,395
Less: Foreign taxes withheld	(11,227)
Total Investment Income	13,918,821

Expenses:
Investment management fee (Note 2)	1,372,402
Transfer agent fees (Note 5)	306,020
Service and/or distribution fees (Notes 2 and 5)	186,194
Registration fees	84,773
Fund accounting fees	37,543
Audit and tax fees	23,192
Legal fees	12,938
Shareholder reports	9,223
Trustees’ fees	8,016
Commitment fees (Note 9)	3,535
Insurance	2,281
Custody fees	209
Miscellaneous expenses	5,436
Total Expenses	2,051,762
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(249,263)
Net Expenses	1,802,499
Net Investment Income	12,116,322

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,491,715)
Futures contracts	(910,000)
Written options	175,210
Swap contracts	813,903
Net Realized Loss	(1,412,602)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	6,333,538
Futures contracts	(3,138,327)
Written options	(722,804)
Swap contracts	(442,179)
Change in Net Unrealized Appreciation (Depreciation)	2,030,228
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	617,626
Increase in Net Assets From Operations	$12,733,948

See Notes to Financial Statements.

38	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$12,116,322	$12,730,898
Net realized loss	(1,412,602)	(11,552,324)
Change in net unrealized appreciation (depreciation)	2,030,228	(36,345,746)
Increase (Decrease) in Net Assets From Operations	12,733,948	(35,167,172)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(13,969,693)	(17,885,826)
Decrease in Net Assets From Distributions to Shareholders	(13,969,693)	(17,885,826)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	132,875,273	577,064,411
Reinvestment of distributions	13,518,940	17,317,590
Cost of shares repurchased	(150,198,785)	(414,250,002)
Increase (Decrease) in Net Assets From Fund Share Transactions	(3,804,572)	180,131,999
Increase (Decrease) in Net Assets	(5,040,317)	127,079,001

Net Assets:
Beginning of period	787,558,803	660,479,802
End of period	$782,518,486	$787,558,803

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	39

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$3.60	$3.88	$3.96	$3.90	$3.83	$3.87

Income (loss) from operations:
Net investment income	0.05	0.05	0.03	0.06	0.09	0.08
Net realized and unrealized gain (loss)	0.01	(0.25)	(0.05)	0.08	0.08	(0.03)
Total income (loss) from operations	0.06	(0.20)	(0.02)	0.14	0.17	0.05

Less distributions from:
Net investment income	(0.06)	(0.08)	(0.06)	(0.08)	(0.10)	(0.09)
Total distributions	(0.06)	(0.08)	(0.06)	(0.08)	(0.10)	(0.09)

Net asset value, end of period	$3.60	$3.60	$3.88	$3.96	$3.90	$3.83
Total return[3]	1.38%	(5.01)%	(0.55)%	3.72%	4.49%	1.29%

Net assets, end of period (000s)	$124,040	$127,715	$75,606	$58,248	$53,294	$30,894

Ratios to average net assets:
Gross expenses	0.73%[4]	0.73%	0.72%	0.73%	0.75%	0.75%
Net expenses[5,6]	0.70 [4]	0.70	0.70	0.72	0.74	0.74
Net investment income	2.85 [4]	1.49	0.73	1.57	2.36	2.12

Portfolio turnover rate[7]	17%	27%	58%	64%	41%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2021, the expense limitation was 0.80%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18% for the six months ended June 30, 2023 and 28%, 62%, 73%, 55% and 100% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

40	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$3.60	$3.88	$3.95	$3.89	$3.83	$3.86

Income (loss) from operations:
Net investment income	0.04	0.02	(0.00) [3]	0.03	0.06	0.05
Net realized and unrealized gain (loss)	0.01	(0.25)	(0.04)	0.08	0.07	(0.02)
Total income (loss) from operations	0.05	(0.23)	(0.04)	0.11	0.13	0.03

Less distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	(0.05)	(0.07)	(0.06)
Total distributions	(0.05)	(0.05)	(0.03)	(0.05)	(0.07)	(0.06)

Net asset value, end of period	$3.60	$3.60	$3.88	$3.95	$3.89	$3.83
Total return[4]	1.27%	(6.02)%	(1.08)%	2.95%	3.44%	0.80%

Net assets, end of period (000s)	$4,851	$5,309	$5,035	$6,795	$5,073	$8,487

Ratios to average net assets:
Gross expenses	1.49%[5]	1.49%	1.49%	1.47%	1.50%	1.49%
Net expenses[6,7]	1.48 [5]	1.48	1.48	1.47	1.50	1.48
Net investment income (loss)	2.08 [5]	0.60	(0.04)	0.81	1.67	1.41

Portfolio turnover rate[8]	17%	27%	58%	64%	41%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18% for the six months ended June 30, 2023 and 28%, 62%, 73%, 55% and 100% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]		2022	2021	2020	2019	2018

Net asset value, beginning of period	$3.61		$3.89	$3.96	$3.90	$3.83	$3.87

Income (loss) from operations:
Net investment income	0.05		0.04	0.02	0.05	0.09	0.07
Net realized and unrealized gain (loss)	0.00	[3]	(0.26)	(0.04)	0.08	0.07	(0.03)
Total income (loss) from operations	0.05		(0.22)	(0.02)	0.13	0.16	0.04

Less distributions from:
Net investment income	(0.05)		(0.06)	(0.05)	(0.07)	(0.09)	(0.08)
Total distributions	(0.05)		(0.06)	(0.05)	(0.07)	(0.09)	(0.08)

Net asset value, end of period	$3.61		$3.61	$3.89	$3.96	$3.90	$3.83
Total return[4]	1.22%		(5.29)%	(0.61)%[5]	3.41%	4.28%	1.07%

Net assets, end of period (000s)	$1,298		$1,515	$1,768	$3,929	$7,854	$32,443

Ratios to average net assets:
Gross expenses	1.02%[6]		1.02%	1.02%	1.02%	0.98%	0.97%
Net expenses[7,8]	1.02	[6]	1.01	1.01	1.01	0.97	0.96
Net investment income	2.53	[6]	1.06	0.46	1.37	2.26	1.90

Portfolio turnover rate[9]	17%		27%	58%	64%	41%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been (0.86)% for the year ended December 31, 2021.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18% for the six months ended June 30, 2023 and 28%, 62%, 73%, 55% and 100% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

42	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$3.60	$3.88	$3.95	$3.90	$3.83	$3.86

Income (loss) from operations:
Net investment income	0.04	0.04	0.01	0.05	0.08	0.07
Net realized and unrealized gain (loss)	0.01	(0.26)	(0.04)	0.07	0.08	(0.02)
Total income (loss) from operations	0.05	(0.22)	(0.03)	0.12	0.16	0.05

Less distributions from:
Net investment income	(0.05)	(0.06)	(0.04)	(0.07)	(0.09)	(0.08)
Total distributions	(0.05)	(0.06)	(0.04)	(0.07)	(0.09)	(0.08)

Net asset value, end of period	$3.60	$3.60	$3.88	$3.95	$3.90	$3.83
Total return[3]	1.46%	(5.64)%	(0.95)%	3.34%	4.12%	1.19%

Net assets, end of period (000s)	$99	$93	$68	$52	$71	$173

Ratios to average net assets:
Gross expenses	1.25%[4]	1.31%	1.43%	2.14%	1.28%	1.29%
Net expenses[5,6]	1.10 [4]	1.10	1.10	1.09	1.10	1.10
Net investment income	2.46 [4]	1.06	0.34	1.26	2.11	1.77

Portfolio turnover rate[7]	17%	27%	58%	64%	41%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18% for the six months ended June 30, 2023 and 28%, 62%, 73%, 55% and 100% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]		2022	2021	2020	2019	2018

Net asset value, beginning of period	$3.61		$3.88	$3.96	$3.90	$3.83	$3.87

Income (loss) from operations:
Net investment income	0.06		0.06	0.04	0.07	0.10	0.09
Net realized and unrealized gain (loss)	0.00	[3]	(0.24)	(0.05)	0.08	0.08	(0.03)
Total income (loss) from operations	0.06		(0.18)	(0.01)	0.15	0.18	0.06

Less distributions from:
Net investment income	(0.07)		(0.09)	(0.07)	(0.09)	(0.11)	(0.10)
Total distributions	(0.07)		(0.09)	(0.07)	(0.09)	(0.11)	(0.10)

Net asset value, end of period	$3.60		$3.61	$3.88	$3.96	$3.90	$3.83
Total return[4]	1.52%		(4.75)%	(0.30)%	3.96%	4.74%	1.54%

Net assets, end of period (millions)	$274		$274	$319	$137	$162	$142

Ratios to average net assets:
Gross expenses	0.55%[5]		0.54%	0.51%	0.51%	0.54%	0.53%
Net expenses[6,7]	0.42	[5]	0.42	0.43	0.49	0.50	0.50
Net investment income	3.13	[5]	1.67	0.98	1.82	2.64	2.44

Portfolio turnover rate[8]	17%		27%	58%	64%	41%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective May 1, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1,2021, the expense limitation was 0.50%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18% for the six months ended June 30, 2023 and 28%, 62%, 73%, 55% and 100% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

44	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2023[2]		2022	2021	2020	2019	2018

Net asset value, beginning of period	$3.61		$3.88	$3.96	$3.90	$3.83	$3.87

Income (loss) from operations:
Net investment income	0.06		0.07	0.04	0.07	0.11	0.10
Net realized and unrealized gain (loss)	0.00	[3]	(0.25)	(0.05)	0.09	0.07	(0.04)
Total income (loss) from operations	0.06		(0.18)	(0.01)	0.16	0.18	0.06

Less distributions from:
Net investment income	(0.07)		(0.09)	(0.07)	(0.10)	(0.11)	(0.10)
Total distributions	(0.07)		(0.09)	(0.07)	(0.10)	(0.11)	(0.10)

Net asset value, end of period	$3.60		$3.61	$3.88	$3.96	$3.90	$3.83
Total return[4]	1.53%		(4.73)%	(0.25)%	4.06%	4.84%	1.63%

Net assets, end of period (millions)	$378		$378	$259	$641	$541	$490

Ratios to average net assets:
Gross expenses	0.42%[5]		0.42%	0.39%	0.40%	0.41%	0.41%
Net expenses[6,7]	0.40	[5]	0.40	0.38	0.39	0.40	0.40
Net investment income	3.15	[5]	1.77	1.09	1.88	2.74	2.48

Portfolio turnover rate[8]	17%		27%	58%	64%	41%	52%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	Amount represents less than $0.005 or greater than $(0.005) per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.40%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18% for the six months ended June 30, 2023 and 28%, 62%, 73%, 55% and 100% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	45

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

46	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$374,430,733	—	$374,430,733
U.S. Government & Agency Obligations	—	123,835,699	—	123,835,699
Asset-Backed Securities	—	105,007,579	—	105,007,579
Collateralized Mortgage Obligations	—	87,820,876	—	87,820,876
Mortgage-Backed Securities	—	30,465,574	—	30,465,574
Senior Loans:
Consumer Discretionary	—	492,918	$703,524	1,196,442
Other Senior Loans	—	6,753,714	—	6,753,714
Purchased Options	$1,350,251	—	—	1,350,251
Sovereign Bonds	—	748,918	—	748,918
Total Long-Term Investments	1,350,251	729,556,011	703,524	731,609,786
Short-Term Investments†	45,196,245	—	—	45,196,245
Total Investments	$46,546,496	$729,556,011	$703,524	$776,806,031
Other Financial Instruments:
Futures Contracts††	$837,971	—	—	$837,971
Centrally Cleared Interest Rate Swaps††	—	$861,297	—	861,297
Total Other Financial Instruments	$837,971	$861,297	—	$1,699,268
Total	$47,384,467	$730,417,308	$703,524	$778,505,299

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$1,401,188	—	—	$1,401,188
Futures Contracts††	4,016,612	—	—	4,016,612
Centrally Cleared Interest Rate Swaps††	—	$1,130,001	—	1,130,001
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	6,839	—	6,839
Total	$5,417,800	$1,136,840	—	$6,554,640

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

48	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2023, the Fund did not hold any credit default swaps to sell protection.

For average notional amounts of swaps held during the six months ended June 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a

50	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

52	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit

54	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.35% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. Western Asset London provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset London to manage.

56	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R, Class I and Class IS shares did not exceed 0.70%, 1.55%, 1.05%, 1.10%, 0.42% and 0.40%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $249,263, which included an affiliated money market fund waiver of $14,711.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class R	Class I	Class IS
Expires December 31, 2023	$12,683	$197	$170,832	—
Expires December 31, 2024	29,103	165	404,109	$49,308
Expires December 31, 2025	17,348	71	183,068	34,065
Total fee waivers/expense reimbursements subject to recapture	$59,134	$433	$758,009	$83,373

For the six months ended June 30, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 0.50% CDSC, which applies if redemption occurs within 18 months from purchase payment.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$17,180
CDSCs	—

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of June 30, 2023, Franklin Resources and its affiliates owned 30% of the Fund.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$47,371,177	$85,041,025
Sales	98,328,522	32,476,810

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$808,920,363	$1,051,155	$(33,165,487)	$(32,114,332)
Written options	(678,384)	12,313	(735,117)	(722,804)
Futures contracts	—	837,971	(4,016,612)	(3,178,641)
Swap contracts	(247,246)	861,297	(1,136,840)	(275,543)

58	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

ASSET DERIVATIVES[1]
Interest Rate Risk
Purchased options[2]	$1,350,251
Futures contracts[3]	837,971
Centrally cleared swap contracts[4]	861,297
Total	$3,049,519

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Written options	$1,401,188	—	$1,401,188
Futures contracts[3]	4,016,612	—	4,016,612
Centrally cleared swap contracts[4]	1,130,001	$6,839	1,136,840
Total	$6,547,801	$6,839	$6,554,640

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(302,424)	—	$(302,424)
Futures contracts	(910,000)	—	(910,000)
Written options	175,210	—	175,210
Swap contracts	496,578	$317,325	813,903
Total	$(540,636)	$317,325	$(223,311)

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$681,186	—	$681,186
Futures contracts	(3,138,327)	—	(3,138,327)
Written options	(722,804)	—	(722,804)
Swap contracts	(317,516)	$(124,663)	(442,179)
Total	$(3,497,461)	$(124,663)	$(3,622,124)

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$465,941
Written options	412,766
Futures contracts (to buy)	371,635,938
Futures contracts (to sell)	141,159,060

Average Notional Balance
Interest rate swap contracts	$73,738,000
Credit default swap contracts (buy protection)	2,224,429
Credit default swap contracts (sell protection)	20,094,429

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.50% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

60	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$157,684	$50,404
Class C	24,663	2,161
Class C1	3,607	899
Class R	240	168
Class I	—	214,215
Class IS	—	38,173
Total	$186,194	$306,020

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$19,715
Class C	93
Class C1	27
Class R	73
Class I	188,320
Class IS	41,035
Total	$249,263

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class A	$2,095,051	$2,097,196
Class C	62,598	62,628
Class C1	21,564	27,595
Class R	1,405	1,420
Class I	5,031,406	7,757,565
Class IS	6,757,669	7,939,422
Total	$13,969,693	$17,885,826

7. Shares of beneficial interest

At June 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount

Class A
Shares sold	6,604,819	$23,973,897	27,211,245	$99,673,403
Shares issued on reinvestment	570,842	2,069,110	565,667	2,063,381
Shares repurchased	(8,143,287)	(29,543,613)	(11,831,416)	(43,403,813)
Net increase (decrease)	(967,626)	$(3,500,606)	15,945,496	$58,332,971

Class C
Shares sold	246,494	$891,885	1,065,054	$3,901,644
Shares issued on reinvestment	17,167	62,199	17,084	62,210
Shares repurchased	(388,943)	(1,410,101)	(906,614)	(3,327,839)
Net increase (decrease)	(125,282)	$(456,017)	175,524	$636,015

Class C1
Shares sold	16,085	$58,492	13,221	$49,190
Shares issued on reinvestment	5,824	21,170	7,388	27,076
Shares repurchased	(81,412)	(296,346)	(56,038)	(210,657)
Net decrease	(59,503)	$(216,684)	(35,429)	$(134,391)

Class R
Shares sold	3,238	$11,736	10,090	$37,055
Shares issued on reinvestment	386	1,398	389	1,418
Shares repurchased	(2,090)	(7,587)	(2,118)	(7,839)
Net increase	1,534	$5,547	8,361	$30,634

Class I
Shares sold	17,036,821	$61,842,217	50,590,798	$187,557,778
Shares issued on reinvestment	1,287,589	4,671,173	1,995,076	7,307,799
Shares repurchased	(18,377,086)	(66,693,253)	(58,762,460)	(215,470,335)
Net decrease	(52,676)	$(179,863)	(6,176,586)	$(20,604,758)

Class IS
Shares sold	12,694,870	$46,097,046	77,230,828	$285,845,341
Shares issued on reinvestment	1,844,263	6,693,890	2,150,746	7,855,706
Shares repurchased	(14,408,766)	(52,247,885)	(41,054,657)	(151,829,519)
Net increase	130,367	$543,051	38,326,917	$141,871,528

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

62	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$23,437,784	$157,196,922	157,196,922	$135,438,461	135,438,461

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$821,395	—	$45,196,245

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2023.

10. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $40,259,357, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further

Western Asset Short-Term Bond Fund 2023 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

64	Western Asset Short-Term Bond Fund 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Trust and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, and (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML” or the “Non-U.S. Subadviser,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadviser, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadviser. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreement between LMPFA and the Non-U.S. Subadviser.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

Western Asset Short-Term Bond Fund	65

Board approval of management and subadvisory agreements (unaudited) (cont’d)

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional short investment-grade debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 5- and 10-year periods ended December 31, 2022 was above the median and that the Fund’s performance for the 1- and 3-year periods was below the median. The Board noted that the Fund’s performance trailed the performance of its benchmark index for the 1- and 3-year periods ended December 31, 2022 and exceeded the performance of its benchmark index for the 5- and 10-year periods ended December 31, 2022. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

66	Western Asset Short-Term Bond Fund

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional short investment-grade debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and Actual Management Fee were below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Western Asset Short-Term Bond Fund	67

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

68	Western Asset Short-Term Bond Fund

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset Short-Term Bond Fund	69

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

70	Western Asset Short-Term Bond Fund

Western Asset

Short-Term Bond Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Short-Term Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Short-Term Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Short-Term Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0632 08/23 SR23-4720

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2023